UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21882

Oppenheimer Rochester North Carolina Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 12/31/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2016 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—105.2%
North Carolina—68.5%
$145,000	Asheville, NC Hsg. Authority (Oak Knoll Apartments)[1]	5.625%[2]	09/01/2033	$145,322
500,000	Charlotte, NC Airport[1]	5.000	07/01/2031	538,765
1,900,000	Charlotte, NC Airport (Charlotte Douglas Airport)[1]	5.000	07/01/2036	2,030,834
1,000,000	Charlotte-Mecklenburg, NC Hospital Authority Health Care System (CAHS/CMHA/MHosp/CAPN/MHR/CAAH/ CAMCH/CAPCHN/HCCnty/CAHF/CAS/UHS Obligated Group)[1]	5.000	01/15/2034	1,131,950
50,000	Charlotte-Mecklenburg, NC Hospital Authority Health Care System (CAHS/CMHA/MHosp/CAPN/MHSvcs Obligated Group)[1]	5.250	01/15/2039	53,206
1,830,000	Charlotte-Mecklenburg, NC Hospital Authority Health Care System (CAHS/CMHA/MHosp/CAPN/MHSvcs/ MHR/CAHF/CACHS/CAHN/MEC/UMOB/UMS Obligated Group)[1]	5.125	01/15/2037	2,000,281
250,000	Columbus County, NC IF&PCFA (International Paper Company)[1]	5.700	05/01/2034	277,605
100,000	Columbus County, NC IF&PCFA (International Paper Company)[1]	6.250	11/01/2033	111,277
500,000	Fayetteville, NC State University (Student Hsg.)[1]	5.000	04/01/2037	546,055
1,225,000	Fuquay-Varina, NC Combined Utilities[1]	5.000	04/01/2040	1,400,334
125,000	Mint Hill, NC Sanitation District[1]	5.250	06/01/2017	126,072
15,000	Mint Hill, NC Sanitation District	5.250	06/01/2020	15,351
425,000	Mint Hill, NC Sanitation District	5.250	06/01/2019	432,837
35,000	Nash, NC Health Care Systems[1]	5.000	11/01/2030	36,476
1,000,000	NC Capital Facilities Finance Agency (Brevard College Corp.)[1]	5.000	10/01/2026	958,970
500,000	NC Capital Facilities Finance Agency (Davidson College)[1]	5.000	03/01/2040	556,580
30,000	NC Capital Facilities Finance Agency (Elizabeth City State University Hsg. Foundation)[1]	5.000	06/01/2023	30,035
35,000	NC Capital Facilities Finance Agency (Elizabeth City State University Hsg. Foundation)	5.250	06/01/2017	35,087
1,280,000	NC Capital Facilities Finance Agency (Elizabeth City State University Hsg. Foundation)[1]	5.000	06/01/2033	1,281,613
1,170,000	NC Capital Facilities Finance Agency (Elizabeth City State University Hsg. Foundation)[1]	5.000	06/01/2028	1,171,802
1,535,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.125	06/01/2035	1,641,897
45,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000	06/01/2031	48,055
1,610,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000	06/01/2031	1,676,590
440,000	NC Capital Facilities Finance Agency (Methodist University)[1]	5.000	03/01/2022	495,299
200,000	NC Capital Facilities Finance Agency (Methodist University)[1]	5.000	03/01/2019	214,308
705,000	NC Capital Facilities Finance Agency (North Carolina A&T University Foundation)[1]	5.000	06/01/2028	786,921

1      OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
North Carolina (Continued)
$65,000	NC HFA (Home Ownership)[1]	5.125%	01/01/2028	$65,580
1,375,000	NC HFA (Home Ownership)[1]	5.250	01/01/2039	1,388,448
220,000	NC HFA (Multifamily Hsg.)[1]	5.500	02/20/2043	220,304
10,000	NC HFA (National Church Residences of Rocky Mount)[1]	5.100	02/20/2017	10,034
475,000	NC Medical Care Commission (AHA1HC / AHA3HC / AHA4HC / AHACHC / AHEHC / AHA7HC Obligated Group)[1]	5.500	10/01/2024	476,059
2,210,000	NC Medical Care Commission (AHACHC)[1]	5.800	10/01/2034	2,214,840
1,310,000	NC Medical Care Commission (Aldersgate United Methodist Retirement Community)[1]	6.250	07/01/2035	1,447,327
45,000	NC Medical Care Commission (Deerfield Episcopal Retirement Community)[1]	6.000	11/01/2033	48,887
1,000,000	NC Medical Care Commission (Deerfield Episcopal Retirement Community)[1]	5.000	11/01/2037	1,077,230
1,400,000	NC Medical Care Commission (Deerfield Episcopal Retirement Community)[1]	6.125	11/01/2038	1,524,096
500,000	NC Medical Care Commission (Galloway Ridge)[1]	6.000	01/01/2039	523,275
115,000	NC Medical Care Commission (Givens Estates)[1]	5.000	07/01/2027	118,089
290,000	NC Medical Care Commission (Scotland Memorial Hospital)	5.500	10/01/2019	291,021
5,000	NC Medical Care Commission (Southminster)[1]	6.125	10/01/2018	5,016
750,000	NC Medical Care Commission (Wakemed)[1]	5.000	10/01/2031	829,515
500,000	NC Medical Care Commission Health Care Facilities (Appalachian Regional Healthcare System)[1]	6.625	07/01/2034	565,240
2,000,000	NC Medical Care Commission Health Care Facilities (Novant Health)[1]	5.250	11/01/2040	2,164,100
500,000	NC Medical Care Commission Retirement Facilities (Carolina Village)[1]	6.000	04/01/2038	511,210
20,000	NC Medical Care Commission Retirement Facilities (Southminster)[1]	5.750	10/01/2037	20,707
185,000	NC Medical Care Commission Retirement Facilities (The Forest at Duke)[1]	5.500	09/01/2018	185,720
1,590,000	NC Medical Care Commission Retirement Facilities (The United Methodist Retirement Homes)[1]	5.000	10/01/2033	1,625,060
1,000,000	NC Medical Care Commission Retirement Facilities (UHC&S/LPC Obligated Group)[1]	5.000	09/01/2037	1,025,220
1,000,000	NC Municipal Power Agency No. 1 (Catawba Electric)[1]	5.000	01/01/2032	1,154,210
250,000	NC Turnpike Authority (Monroe Connector System)[1]	5.000	07/01/2036	276,070
1,500,000	NC Winston-Salem State University[1]	5.000	06/01/2034	1,609,365
750,000	New Hanover County, NC Hospital (New Hanover Regional Medical Center)[1]	5.000	10/01/2026	841,530
10,000	Northern Hospital District of Surry County, NC Health Care Facilities[1]	5.500	10/01/2029	10,030
25,000	Northern Hospital District of Surry County, NC Health Care Facilities[1]	5.750	10/01/2024	25,902
500,000	Northern Hospital District of Surry County, NC Health Care Facilities[1]	6.250	10/01/2038	520,180
1,080,000	Raleigh Durham, NC Airport Authority[1]	5.000	05/01/2028	1,213,650

2      OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
North Carolina (Continued)
$20,000	University of North Carolina System[1]	5.500%	10/01/2034	$22,172
1,250,000	Western Carolina University, NC1	5.000	10/01/2045	1,404,275
1,410,000	Western Carolina University, NC (Student Housing)[1]	5.000	06/01/2033	1,534,841
				42,692,725

U.S. Possessions—36.7%
750,000	Guam International Airport Authority[1]	6.000	10/01/2034	856,522
125,000	Guam Power Authority, Series A1	5.000	10/01/2023	141,859
125,000	Guam Power Authority, Series A1	5.000	10/01/2030	138,601
1,420,000	Northern Mariana Islands Commonwealth, Series A1	5.000	06/01/2030	1,206,063
80,000	Northern Mariana Islands Commonwealth, Series A1	5.000	06/01/2017	79,918
500,000	Puerto Rico Aqueduct & Sewer Authority	6.125 [3]	07/01/2024	399,805
1,665,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	1,664,883
3,520,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	3,519,789
3,000,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	2,986,710
15,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.306 [4]	05/15/2050	1,172,400
70,000	Puerto Rico Commonwealth GO5	5.875	07/01/2036	44,362
2,250,000	Puerto Rico Commonwealth GO5	6.500	07/01/2037	1,434,375
800,000	Puerto Rico Commonwealth GO5	6.000	07/01/2039	505,000
70,000	Puerto Rico Commonwealth GO5	5.125	07/01/2031	44,012
750,000	Puerto Rico Commonwealth GO5	5.750	07/01/2028	467,812
5,000	Puerto Rico Commonwealth GO5	5.000	07/01/2028	3,119
395,000	Puerto Rico Commonwealth GO5	5.250	07/01/2030	246,381
85,000	Puerto Rico Convention Center Authority[1,8]	5.000	07/01/2027	85,145
38,285	Puerto Rico Electric Power Authority	10.000	01/01/2021	29,996
12,762	Puerto Rico Electric Power Authority	10.000	07/01/2022	9,978
38,284	Puerto Rico Electric Power Authority	10.000	07/01/2021	29,995
28,350	Puerto Rico Electric Power Authority	10.000	07/01/2019	22,988
12,761	Puerto Rico Electric Power Authority	10.000	01/01/2022	9,977
28,350	Puerto Rico Electric Power Authority	10.000	07/01/2019	22,988
1,500,000	Puerto Rico Electric Power Authority, Series A6	6.750	07/01/2036	994,755
440,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250	07/01/2031	291,852
320,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250	07/01/2030	212,250
400,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250	07/01/2029	265,296
1,000,000	Puerto Rico Electric Power Authority, Series XX6	5.250	07/01/2040	663,570
25,000	Puerto Rico Highway & Transportation Authority[5]	5.000	07/01/2022	4,275
250,000	Puerto Rico Highway & Transportation Authority	5.300	07/01/2035	154,455
1,000,000	Puerto Rico Infrastructure[5,9]	6.995 [4]	07/01/2032	163,960
50,000	Puerto Rico Infrastructure[8]	6.925 [4]	07/01/2043	9,887
450,000	Puerto Rico Infrastructure[5,9]	6.995 [4]	07/01/2033	69,125
335,000	Puerto Rico Infrastructure[8]	7.097 [4]	07/01/2035	110,205
30,000	Puerto Rico Infrastructure[8]	6.998 [4]	07/01/2036	9,258
2,120,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500	10/01/2037	1,025,274
610,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250	10/01/2024	310,679
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125	04/01/2032	89,031
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2027	92,777
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	04/01/2042	86,677

3      OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

U.S. Possessions (Continued)

$50,000	Puerto Rico ITEMECF (Ashford Presbyterian Community)[1]	6.700%	11/01/2020	$46,377

100,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000	10/01/2042	65,505

5,000	Puerto Rico Municipal Finance Agency, Series A1,8	5.500	07/01/2017	5,073

100,000	Puerto Rico Public Buildings Authority[5]	6.250	07/01/2026	58,375

30,000	Puerto Rico Public Buildings Authority[5]	5.250	07/01/2033	16,763

45,000	Puerto Rico Public Buildings Authority[7]	5.250	07/01/2042	25,144

250,000	Puerto Rico Public Buildings Authority[7]	6.250	07/01/2031	145,938

5,000	Puerto Rico Public Buildings Authority, Series D7	5.250	07/01/2036	2,794

750,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2039	352,500

500,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375	08/01/2039	240,000

4,000,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2042	1,900,000

250,000	University of Puerto Rico	5.000	06/01/2026	113,410

200,000	University of Puerto Rico	5.000	06/01/2025	91,290

275,000	University of Puerto Rico, Series Q	5.000	06/01/2030	123,505

				22,862,678

Total Investments, at Value (Cost $70,607,032)—105.2%				65,555,403

Net Other Assets (Liabilities)—(5.2)				(3,240,033)

Net Assets—100.0%				$62,315,370

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Represents the current interest rate for a variable or increasing rate security.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. Zero coupon bond reflects effective yield on the original acquisition date.

5. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

6. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

7. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

8. Scheduled principal and interest payments are guaranteed by Ambac Assurance Corporation or Assured Guaranty.

9. Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Corporation.

To simplify the listings of securities, abbreviations are used per the table below:

A&T	Agricultural & Technical
AHA1HC	ARC/HDS Alamance #1 Hsg. Corp.
AHA3HC	ARC/HDS Alamance #3 Hsg. Corp.
AHA4HC	ARC/HDS Alamance #4 Hsg. Corp
AHA7HC	ARC/HDS Alamance #7 Hsg. Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AHEHC	ARC/HDS Elon Housing Corp.
CAAH	Carolinas-Anson Healthcare
CACHS	Carolinas College of Health Sciences

4      OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

CAHF	Carolinas Healthcare Foundation
CAHN	Carolinas Health Network
CAHS	Carolinas Healthcare System
CAMCH	Carolinas Medical Center at Home
CAPCHN	Carolinas Palliative Care & Hospice Network
CAPN	Carolinas Physicians Network
CAS	Cleveland Ambulatory Services
CMHA	Charlotte-Mecklenburg Hospital Authority
GO	General Obligation
HCCnty	Hospice of Cabarrus County
HFA	Housing Finance Agency
IF&PCFA	Industrial Facilities and Pollution Control Financing Authority
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
LPC	Lake Prince Center
MEC	Mercy Equipment Corporation
MHR	Managed Health Resources
MHosp	Mercy Hospital
MHSvcs	Mercy Health Services
TASC	Tobacco Settlement Asset-Backed Bonds
UHC&S	United Church Homes & Services
UHS	Union Health Services
UMOB	Union Medical Office Building
UMS	Union Medical Services

5      OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2016 Unaudited

1. Organization

Oppenheimer Rochester North Carolina Municipal Fund (the “Fund”) is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Effective as of the close of the New York Stock Exchange (“NYSE”) on March 24, 2016 (the “Closing Date”), the Fund will no longer accept purchase orders from new investors and shareholders of other Oppenheimer funds will no longer be able to exchange shares of other funds into the Fund. Please see the Fund’s prospectus for exceptions and additional information.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

6      OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

2. Securities Valuation (Continued)

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third

7      OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
North Carolina	$—	$42,692,725	$—	$42,692,725
U.S. Possessions	—	22,736,756	125,922	22,862,678

Total Assets	$—	$65,429,481	$125,922	$65,555,403

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

8      OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

3. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$75,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$5,032,305
Market Value	$3,057,559
Market Value as % of Net Assets	4.91%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $2,427,723, representing 3.90% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or

9      OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

10      OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

5. Federal Taxes (Continued)

Federal tax cost of securities	$70,607,032

Gross unrealized appreciation	$2,221,936
Gross unrealized depreciation	(7,273,565)

Net unrealized depreciation	$(5,051,629)

11      OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester North Carolina Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/17/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	2/17/2017